Consolidated Statements of Operations and Comprehensive (Loss)/Income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net revenues	$ 48,184,958	$ 32,524,013	$ 13,856,734
Cost of revenues	(17,379,144)	(10,885,731)	(7,228,046)
Gross profit	30,805,814	21,638,282	6,628,688
Operating expenses:
Selling expenses	(3,911,818)	(4,620,113)	(4,566,760)
General and administrative expenses	(6,028,637)	(6,657,251)	(5,694,785)
Research and development expenses	(24,001,138)	(5,363,909)	(4,236,723)
Total operating expenses	(33,941,593)	(16,641,273)	(14,498,268)
(Loss)/Income from operations	(3,135,779)	4,997,009	(7,869,580)
Other income/(loss):
Investment losses	(143,181)	(156,630)	(207,497)
Interest expense	(2,440,815)	(1,866,831)	(1,026,636)
Foreign currency exchange gain/(loss)	(68,902)	11,252	41,592
Other income, net	444,018	932,557	1,770,225
Total other income/(loss)	(2,208,880)	(1,079,652)	577,684
(Loss)/Income before income tax expense	(5,344,659)	3,917,357	(7,291,896)
Income tax benefit/(expense)	(660,655)	(552,355)	235,854
Net (loss)/income	(6,005,314)	3,365,002	(7,056,042)
Net loss attributable to non-controlling interests	(106,779)	(312,811)	(247,677)
Net (loss)/income attributable to XIAO-I CORPORATION shareholders	(5,898,535)	3,677,813	(6,808,365)
Other comprehensive (loss)/income
Foreign currency translation change, net of nil income taxes	403,816	(117,291)	(357,695)
Total other comprehensive (loss)/income	403,816	(117,291)	(357,695)
Total comprehensive (loss)/income	(5,601,498)	3,247,711	(7,413,737)
Total comprehensive (loss)/income attributable to non-controlling interests	95,280	(370,503)	(386,914)
Total comprehensive (loss)/income attributable to XIAO-I CORPORATION shareholders	$ (5,696,778)	$ 3,618,214	$ (7,026,823)
(Loss)/Earnings per ordinary share attributable to XIAO-I CORPORATION shareholders
Basic (in Dollars per share)	$ (0.27)	$ 0.17	$ (0.31)
Diluted (in Dollars per share)	$ (0.27)	$ 0.16	$ (0.31)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	22,115,592	22,115,592	22,115,592
Diluted (in Shares)	22,115,592	22,362,552	22,115,592
Cost of sale of software products
Net revenues	$ 3,547,113	$ 14,878,256	$ 5,098,730
Cost of revenues	(888,220)	(771,293)	(2,148,758)
Cost of sale of hardware products
Net revenues	46,295	75,011	415,723
Cost of revenues	(25,141)	(29,970)	(276,261)
Cost of technology development service
Net revenues	16,419,889	9,246,992	6,404,394
Cost of revenues	(12,194,044)	(4,390,825)	(3,604,014)
Cost of M&S service
Net revenues	2,429,526	2,772,795	1,937,887
Cost of revenues	(1,255,973)	(1,862,483)	(1,199,013)
Cost of Sale of cloud platform products
Net revenues	25,742,135	5,550,959
Cost of revenues	$ (3,015,766)	$ (3,831,160)